NON-CONTROLLING INTEREST (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2023	May 31, 2023	Jun. 30, 2024	Dec. 31, 2021
NON-CONTROLLING INTEREST
Capital contributions from shareholders				$ 15,695
Increase in additional paid-in capital	$ 968
Nonrelated Party
NON-CONTROLLING INTEREST
Capital contributions from shareholders			$ 13,191
Kingway Technology
NON-CONTROLLING INTEREST
Ownership interest held (as a percent)	54.30%	100.00%
Capital contributions from shareholders		$ 4,857
Kingway Technology | Related party
NON-CONTROLLING INTEREST
Capital contributions from shareholders	$ 4,182
Kingway Technology | Nonrelated Party
NON-CONTROLLING INTEREST
Capital contributions from shareholders	$ 278